Goodwill and Intangible Assets - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 44,130	$ 46,924
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	0	(1,228)	$ 0
Goodwill, foreign currency adjustments	831	(119)
Goodwill, written off related to the disposition of GEH Singapore		(1,447)
Goodwill, ending balance	44,961	44,130	46,924
Tradename
Indefinite-Lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets (excluding goodwill), beginning balance	35,997	35,997
Indefinite-lived intangible assets (excluding goodwill), measurement period adjustment		0
Indefinite-lived intangible assets, foreign currency adjustments	0	0
Indefinite-lived intangible assets, written off related to the disposition of GEH Singapore		0
Indefinite-lived intangible assets (excluding goodwill), ending balance	$ 35,997	$ 35,997	$ 35,997